UNITED STATES
SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER.

Report for the Calendar Year or Quarter Ended December 31, 1999

Doheny Asset Management, A Partnership with Angelo, Gordon & Co., L.P.

10877 Wilshire Blvd., Suite 1406, Los Angeles, CA  90024

William H. Doheny, Jr., Managing Partner, 310-824-6414

ATTENTION:
Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the under-signed institutional investment manager has caused this report to be signed on its behalf in the City of Los angeles, and the State of California on the 31st Day of January, 2000

William H. Doheny, Jr.
Managing Partner
Duly Authorized to Submit this Report

Name and 13F File numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report) Listed in alphabetical order:

13F File Numbers will be assigned to the Institutional Investments Managers after they file their first report

Name:	William H. Doheny, Jr.
UNITED STATES
SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER.

Report for the Calendar Year or Quarter Ended December 31, 1999

Doheny Asset Management, A Partnership with Angelo, Gordon & Co., L.P.

10877 Wilshire Blvd., Suit 1406, Los Angeles, CA  90024

William H. Doheny, Jr., Managing Partner,  310-824-6414

ATTENTION:
Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the under-signed institutional investment manager has caused this report to be signed on its behalf in the City of Los angeles, and the State of California on the 31st Day of January, 2000

William H. Doheny, Jr.
Managing Partner
Duly Authorized to Submit this Report

Name and 13F File numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report) Listed in alphabetical order:

13F File Numbers will be assigned to the Institutional Investments Managers after they file their first report

Name:	William H. Doheny, Jr.
UNITED STATES
SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER.

Report for the Calendar Year or Quarter Ended December 31, 1999

Doheny Asset Management, A Partnership with Angelo, Gordon & Co., L.P.

10877 Wilshire Blvd., Suit 1406, Los Angeles, CA  90024

William H. Doheny, Jr., Managing Partner,  310-824-6414

ATTENTION:
Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the under-signed institutional investment manager has caused this report to be signed on its behalf in the City of Los Angeles, and the State of California on the 31st Day of January, 2000

William H. Doheny, Jr.
Managing Partner
Duly Authorized to Submit this Report

Name and 13F File numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report) Listed in alphabetical order:

13F File Numbers will be assigned to the Institutional Investments Managers after they file their first report

Name:	William H. Doheny, Jr.
January 31, 2000

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
3COM CORP COM                  COM              885535104     1181    44250 SH
SOLE                                      44250
A.S.V. INC                     COM              001963107     2201    97300 SH
SOLE                                      97300
ABBOTT LABORATORIES            COM              002824100     4191    92365 SH
SOLE                                      92365
ADC TELECOMMUNICATIONS INC.    COM              000886101     3450    75720 SH
SOLE                                      75720
AES CORP                       COM              00130H105     4449    76537 SH
SOLE                                      76537
ALCATEL                        COM              013904305     1185    41778 SH
SOLE                                      41778
ALLSTATE CORP                  COM              020002101      328     9142 SH
SOLE                                       9142
ALLTEL CORP COM                COM              020039103      686     9600 SH
SOLE                                       9600
ALTERA CORPORATION             COM              021441100     4664   126700 SH
SOLE                                     126700
AMERICA ONLINE INC             COM              02364J104     9382    85290 SH
SOLE                                      85290
AMERICAN HOME PRODS CP COM     COM              026609107     4478    78050 SH
SOLE                                      78050
AMERICAN INTERNATIONAL GROUP   COM              026874107     1184    10100 SH
SOLE                                      10100
AMERICAN TEL&TELEG CO COM      COM              001957109     4052    72597 SH
SOLE                                      72597
ANALOG DEVICES                 COM              032654105     7320   145850 SH
SOLE                                     145850
AT HOME CORP-SER A             COM              045919107     6917   128234 SH
SOLE                                     128234
ATLANTIC RICHFIELD CO COM      COM              048825103     3185    38120 SH
SOLE                                      38120
AWARE INC                      COM              05453N100     2558    55450 SH
SOLE                                      55450
BANK OF AMERICA CORP           COM              060505104     2358    32163 SH
SOLE                                      32163
BANK ONE CORPORATION (New)     COM              06423A103     3971    66675 SH
SOLE                                      66675
BANKNORTH GROUP INC            COM              06646L100      876    26550 SH
SOLE                                      26550
BAUSCH & LOMB INC.             COM              071707103      226     2956 SH
SOLE                                       2956
BEYOND.COM                     COM              08860E101     3820   133150 SH
SOLE                                     133150
BLOCK DRUG COMPANY-CL A        COM              093644102      434    10403 SH
SOLE                                      10403
BP AMOCO PLC - SPONS ADR       COM              055622104      387     3570 SH
SOLE                                       3570
BRISTOL MYERS SQUIBB COM       COM              110122108    10159   144230 SH
SOLE                                     144230
CBS INCORPORATED               COM              12490K107      465    10668 SH
SOLE                                      10668
CHARTER ONE FIN INC            COM              160903100     1030    37047 SH
SOLE                                      37047
CHEESECAKE FACTORY             COM              163072101      250     8200 SH
SOLE                                       8200
CHEVRON CORPORATION COM        COM              166751107     5375    56546 SH
SOLE                                      56546
CHITTENDEN CORP                COM              170228100      414    13235 SH
SOLE                                      13235
CISCO SYSTEMS                  COM              17275R102     7343   113950 SH
SOLE                                     113950
CITIGROUP INC                  COM              172967101     2377    50037 SH
SOLE                                      50037
CLOSURE MEDICAL CORPORATION    COM              189093107     5170   172325 SH
SOLE                                     172325
COCA COLA COMPANY              COM              191216100     1094    17650 SH
SOLE                                      17650
COLLECTING BANK NATL ASSN - A  COM              193905106        0    29123 SH
SOLE                                      29123
COLONIAL BANCGROUP INC         COM              195493309      149    10700 SH
SOLE                                      10700
COMERICA INC COM               COM              200340107      624    10500 SH
SOLE                                      10500
COMMERCIAL FEDERAL CORP        COM              201647104      999    43080 SH
SOLE                                      43080
COMPAQ COMPUTER CORP           COM              204493100      243    10275 SH
SOLE                                      10275
CONSUMER PORTFOLIO SERVICES    COM              210502100       95    56800 SH
SOLE                                      56800
CREATIVE BIOMOLECULES INC      COM              225270107       36    10000 SH
SOLE                                      10000
DELTIC TIMBER CO               COM              247850100     2015    74800 SH
SOLE                                      74800
DISNEY WALT CO DEL COM         COM              254687106     3299   107052 SH
SOLE                                     107052
DOLLAR GENERAL                 COM              256669102      359    12375 SH
SOLE                                      12375
DONALDSON LUFKIN & JENRETTE    COM              257661108     2952    49000 SH
SOLE                                      49000
DOW CHEMICAL COMPANY           COM              260543103     1827    14400 SH
SOLE                                      14400
DU PONT E I DE NEMOURS COM     COM              263534109      410     6000 SH
SOLE                                       6000
ELAN PLC ADR                   COM              284131208     2305    83072 SH
SOLE                                      83072
EPIX  EQUIPMENT                COM              26881Q101      138    25000 SH
SOLE                                      25000
EXXON CORP COM                 COM              302290101     2891    37488 SH
SOLE                                      37488
FELCOR LODGING TRUST INC       COM              31430F101      531    25600 SH
SOLE                                      25600
FIRST SECURITY CORP.           COM              336294103     2508    92021 SH
SOLE                                      92021
FIRST TENN NATL CORP COM       COM              337162101     1965    51300 SH
SOLE                                      51300
GENERAL ELECTRIC CO COM        COM              369604103    13749   121670 SH
SOLE                                     121670
GILLETTE CO COM                COM              375766102     2380    58050 SH
SOLE                                      58050
GTE CORP COM                   COM              362320103      249     3300 SH
SOLE                                       3300
HALLIBURTON CO.                COM              406216101      466    10306 SH
SOLE                                      10306
HARBOR FLORIDA BANCORP, INC.   COM              411901101      774    63147 SH
SOLE                                      63147
HARLEYSVILLE NATIONAL CORP     COM              412850109      514    14388 SH
SOLE                                      14388
HOLLIS-EDEN PHARMACEUTICALS    COM              435902101     2359   196600 SH
SOLE                                     196600
HUMAN GENOME SCIENCES INC.     COM              444903108      336     8500 SH
SOLE                                       8500
IMPAC MTG HLDGS INC (fka Imper COM              45254P102     2742   541600 SH
SOLE                                     541600
INDYMAC MORTGAGE HOLDINGS (fml COM              456607100     5754   359600 SH
SOLE                                     359600
INTEL CORP COM                 COM              458140100    11569   194445 SH
SOLE                                     194445
INTERNATIONAL BUSINESS MACHINE COM              459200101     2212    17112 SH
SOLE                                      17112
INTERNATIONAL DISPENSING CRP   COM              459407102        8    25000 SH
SOLE                                      25000
J.P. MORGAN & CO INC. COM      COM              616880100      211     1500 SH
SOLE                                       1500
JOHNSON & JOHNSON COM          COM              478160104     3429    34985 SH
SOLE                                      34985
KIMBERLY CLARK                 COM              494368103      310     5444 SH
SOLE                                       5444
LEHMAN BROS HOLDING INC.       COM              524908100     3398    54700 SH
SOLE                                      54700
LILLY ELI & CO COM             COM              532457108     6785    94725 SH
SOLE                                      94725
LUCENT TECHNOLOGIES INC.       COM              549463107      509     7544 SH
SOLE                                       7544
MARSH & MCLENNAN               COM              571748102      681     9000 SH
SOLE                                       9000
MEDTRONICS INC                 COM              585055106     1209    15525 SH
SOLE                                      15525
MELLON BANK                    COM              585509102      666    18300 SH
SOLE                                      18300
MERCK & CO INC COM             COM              589331107     3116    42320 SH
SOLE                                      42320
MICHAEL FOODS INC              COM              594079105     1639    69750 SH
SOLE                                      69750
MICROCHIP TECHNOLOGY INC       COM              595017104     5221   110200 SH
SOLE                                     110200
MICROSOFT                      COM              594918104     6809    75500 SH
SOLE                                      75500
MINNESOTA MNG & MFG CO COM     COM              604059105      774     8900 SH
SOLE                                       8900
MOBIL CORP COM                 COM              607059102     1937    19612 SH
SOLE                                      19612
MORGAN ST DEAN WITTER DISCOV   COM              617446448      343     3344 SH
SOLE                                       3344
NATIONAL CITY CORP             COM              635405103     3547    54150 SH
SOLE                                      54150
NETWORK ASSOCIATES INC.        COM              640938106      459    31275 SH
SOLE                                      31275
PCS GROUP                      COM              852061506      947    16614 SH
SOLE                                      16614
PEOPLES BANK BRIDGEPORT        COM              710198102     1039    34148 SH
SOLE                                      34148
PEPSICO INC COM                COM              713448108     1621    41904 SH
SOLE                                      41904
PFIZER INC.                    COM              717081103      332     3042 SH
SOLE                                       3042
PRAXAIR, INC.                  COM              74005P104      294     6000 SH
SOLE                                       6000
PROCTER & GAMBLE CO.           COM              742718109     1823    20425 SH
SOLE                                      20425
REGIONS FINANCIAL CORP         COM              758940100     1092    28400 SH
SOLE                                      28400
RESHONE INTERNATIONAL INVESTME COM              760935105        0    15250 SH
SOLE                                      15250
RICHMOND COUNTY FINANCIAL CORP COM              764556106      504    26200 SH
SOLE                                      26200
SCHLUMBERGER LTD COM           COM              806857108      746    11710 SH
SOLE                                      11710
SOLECTRON CORP COM             COM              834182107     1901    28501 SH
SOLE                                      28501
SPECTRALINK CORP               COM              847580107      798   150200 SH
SOLE                                     150200
SPRINT CORPORATION (FON GROUP) COM              852061100     1621    30590 SH
SOLE                                      30590
STARBUCKS CORP                 COM              855244109     6868   182842 SH
SOLE                                     182842
STONE ENERGY CORP              COM              861642106     3614    85275 SH
SOLE                                      85275
SUMMIT BANCORP                 COM              866005101      867    20725 SH
SOLE                                      20725
SUN MICROSYSTEMS INC           COM              866810104     2070    30050 SH
SOLE                                      30050
TCF FINANCIAL CORP             COM              872275102     2710    97225 SH
SOLE                                      97225
TELTREND INC                   COM              87969R106     3857   181500 SH
SOLE                                     181500
TEXAS INSTRUMENTS INC.         COM              882508104     2645    18370 SH
SOLE                                      18370
TIME WARNER TELECOM CL A       COM              887319101     4086   140880 SH
SOLE                                     140880
TIME WARNER, INC.              COM              887315109      291     4000 SH
SOLE                                       4000
TRICON GLOBAL RESTAURANTS      COM              895953107      485     8955 SH
SOLE                                       8955
TRINITECH SYSTEMS INC          COM              896406105      638    41500 SH
SOLE                                      41500
UNION PLANTERS CORP            COM              908068109      659    14750 SH
SOLE                                      14750
UNITED AUTO GROUP              COM              909440109      103    10000 SH
SOLE                                      10000
UNOCAL CORP COM                COM              915289102      348     8775 SH
SOLE                                       8775
US BANCORP NEW                 COM              902973106      876    26254 SH
SOLE                                      26254
US INTERNETWORKING INC         COM              917311805     9820   233800 SH
SOLE                                     233800
USA NETWORKS INC.              COM              902984103      433    10800 SH
SOLE                                      10800
VERTICALNET INC                COM              92532l107     4379    41700 SH
SOLE                                      41700
WAL-MART STORES INC.           COM              931142103     2164    44850 SH
SOLE                                      44850
WRIGLEY (WM.) JR CO            COM              982526105      427     4786 SH
SOLE                                       4786
XILINX INC                     COM              983919101     6486   113292 SH
SOLE                                     113292
YAHOO! INC                     COM              984332106      431     2500 SH
SOLE                                       2500
ZIONS BANCORP                  COM              989701107     1746    27500 SH
SOLE                                      27500
CENDANT CORP CV PFD 7.50% DUE  PFD CV           151313301     6314   183350 SH
SOLE                                     183350